Segment information	12 Months Ended
Dec. 31, 2018
Disclosure Of Segment information [Abstract]
Disclosure of entity's operating segments [text block]
Note
6	Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the CEO, COO, CFO and managers in charge of the Geoscience, Operations, Corporate Governance, Finance and People departments. This committee reviews the Group’s internal reporting in order to assess performance and to allocate resources. Management has determined the operating segments based on these reports. The committee considers the business from a geographic perspective.

The Executive Committee assesses the performance of the operating segments based on a measure of Adjusted EBITDA. Adjusted EBITDA is defined as profit for the period before net finance cost, income tax, depreciation, amortization, certain non-cash items such as impairments and write-offs of unsuccessful efforts, accrual of share-based payment, unrealized result on commodity risk management contracts and other non-recurring events. Operating Netback is equivalent to Adjusted EBITDA before cash expenses included in Administrative, Geological and Geophysical and Other operating expenses. Other information provided, except as noted below, to the Executive Committee is measured in a manner consistent with that in the financial statements.

Segment areas (geographical segments):

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Corporate	Total
2018
Revenue	497,870	37,359	30,053	35,879	-	-	601,161
Sale of crude oil	496,341	17,402	1,198	30,549	-	-	545,490
Sale of gas	1,529	19,957	28,855	5,330	-	-	55,671
Realized loss on commodity risk management contracts	(26,098)	-	-	-	-	-	(26,098)
Production and operating costs	(118,533)	(21,899)	(8,785)	(25,043)	-	-	(174,260)
Royalties	(62,710)	(1,473)	(2,820)	(4,833)	-	-	(71,836)
Transportation costs	(1,258)	(1,250)	-	(120)	-	-	(2,628)
Share-based payment	(461)	(226)	(37)	(154)	-	-	(878)
Other operating costs	(54,104)	(18,950)	(5,928)	(19,936)	-	-	(98,918)
Operating profit (loss)	309,357	(29,139)	4,370	(6,739)	(4,529)	(16,828)	256,492
Operating netback	352,672	15,153	21,306	8,527	-	-	397,658
Adjusted EBITDA	319,447	8,784	17,908	4,576	(7,077)	(13,082)	330,556

Depreciation	(42,721)	(28,203)	(10,395)	(10,640)	(245)	(36)	(92,240)
Reversal (recognition) of impairment losses	11,531	(6,549)	-	-	-	-	4,982
Write-off	(17,665)	(6,121)	(2,020)	(583)	-	-	(26,389)
Total assets	383,450	276,449	70,424	87,259	35,817	9,261	862,660

Employees (average)	182	101	12	121	27	2	445
Employees at year end	178	100	12	137	28	2	457

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Corporate	Total
2017
Revenue	263,076	32,738	34,238	70	-	-	330,122
Sale of crude oil	262,309	15,873	910	70	-	-	279,162
Sale of gas	767	16,865	33,328	-	-	-	50,960
Realized loss on commodity risk management contracts	(2,148)	-	-	-	-	-	(2,148)
Production and operating costs	(66,913)	(20,999)	(10,737)	(338)	-	-	(98,987)
Royalties	(24,236)	(1,314)	(3,134)	(13)	-	-	(28,697)
Transportation costs	(1,678)	(1,211)	-	(80)	-	-	(2,969)
Share-based payment	(248)	(170)	(39)	-	-	-	(457)
Other operating costs	(40,751)	(18,304)	(7,564)	(245)	-	-	(66,864)
Operating profit (loss)	116,290	(19,675)	4,434	(3,430)	(3,850)	(14,773)	78,996
Operating netback	194,013	11,222	23,540	(467)	-	-	228,308
Adjusted EBITDA	168,303	4,070	20,166	(2,183)	(3,505)	(11,075)	175,776

Depreciation	(40,010)	(23,730)	(10,809)	(159)	(139)	(38)	(74,885)
Write-off	(1,625)	(546)	(2,978)	(685)	-	-	(5,834)
Total assets	288,429	301,931	91,604	30,924	22,099	51,176	786,163

Employees (average)	164	102	12	88	13	-	379
Employees at year end	180	102	12	92	19	-	405

Amounts in US$ '000	Colombia	Chile	Brazil	Argentina	Peru	Corporate	Total
2016
Revenue	126,228	36,723	29,719	-	-	-	192,670
Sale of crude oil	125,731	18,774	688	-	-	-	145,193
Sale of gas	497	17,949	29,031	-	-	-	47,477
Realized gain on commodity risk management contracts	514	-	-	-	-	-	514
Production and operating costs	(36,607)	(22,169)	(8,459)	-	-	-	(67,235)
Royalties	(7,281)	(1,495)	(2,721)	-	-	-	(11,497)
Transportation costs	(1,111)	(1,170)	-	-	-	-	(2,281)
Share-based payment	(413)	(138)	(71)	-	-	-	(622)
Other operating costs	(27,802)	(19,366)	(5,667)	-	-	-	(52,835)
Operating profit (loss)	31,463	(44,969)	(645)	370	(3,147)	(11,685)	(28,613)
Operating netback	87,523	13,696	21,356	(378)	41	(91)	122,147
Adjusted EBITDA	66,921	5,159	17,487	1,848	(2,607)	(10,487)	78,321

Depreciation	(31,148)	(31,355)	(12,974)	(150)	(130)	(17)	(75,774)
Reversal of impairment losses	5,664	-	-	-	-	-	5,664
Write-off	(7,394)	(19,389)	(4,583)	-	-	-	(31,366)
Total assets	182,784	317,969	99,904	6,071	5,020	28,792	640,540

Employees (average)	138	102	10	80	11	-	341
Employees at year end	146	102	10	77	10	-	345

Approximately 78% of capital expenditure was incurred by Colombia (76% in 2017 and 67% in 2016), 6% was incurred by Chile (10% in 2017 and 20% in 2016), 2% was incurred by Brazil (3% in 2017 and 9% in 2016), 7% was incurred by Argentina (8% in 2017 and 4% in 2016) and 7% was incurred by Peru ( 3% in 2017 and nil in 2016).

A reconciliation of total Operating netback to total profit (loss) before income tax is provided as follows:

Amounts in US$ '000	2018	2017	2016
Operating netback	397,658	228,308	122,147
Administrative expenses	(48,028)	(38,937)	(32,323)
Geological and geophysical expenses	(19,074)	(13,595)	(11,503)
Adjusted EBITDA for reportable segments	330,556	175,776	78,321
Unrealized gain (loss) on commodity risk management contracts	42,271	(13,300)	(3,068)
Depreciation (a)	(92,240)	(74,885)	(75,774)
Share-based payment	(5,446)	(4,075)	(3,367)
Impairment and write-off of unsuccessful exploration efforts	(21,407)	(5,834)	(25,702)
Others (b)	2,758	1,314	977
Operating profit (loss)	256,492	78,996	(28,613)
Financial expenses	(39,321)	(53,511)	(36,229)
Financial income	3,059	2,016	2,128
Foreign exchange (loss) profit	(11,323)	(2,193)	13,872
Profit (Loss) before tax	208,907	25,308	(48,842)

(a)	Net of capitalized costs for oil stock included in Inventories.
(b)	Includes allocation to capitalized projects.